Other Assets (Tables)	12 Months Ended
Dec. 31, 2024
Other Assets [Abstract]
Schedule of Other Assets
	December 31,
(in thousands)	2024	2023

Restricted cash	$317	$300
Receivables on account of assets sold	206	-
Long term deposit	8	8
Long-term prepaid expenses	10	179
Right-of-Use assets, net	528	1,041
	$1,069	$1,528